SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Due to related party (Details)		12 Months Ended
	May 29, 2024	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties		¥ 10,002,875	$ 1,376,441	¥ 20,018,222
Debt Instrument, Interest Rate Percentage	3.75%
Short term borrowings one
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties				10,004,055
Debt Instrument, Maturity Date		Dec. 26, 2023
Debt Instrument, Interest Rate Percentage		3.65%
Short term borrowings two
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties				4,993,950
Debt Instrument, Maturity Date		Jun. 04, 2024
Debt Instrument, Interest Rate Percentage		3.40%
Short Term Borrowings Three
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties				¥ 5,020,217
Debt Instrument, Maturity Date		Jun. 16, 2024
Debt Instrument, Interest Rate Percentage		3.40%
Short Term Borrowings Four
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties		¥ 10,002,875	$ 1,376,441
Debt Instrument, Maturity Date		Dec. 28, 2024
Debt Instrument, Interest Rate Percentage		3.45%